Other comprehensive income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other comprehensive income
17	Other comprehensive income

	2022	2021	2020
	RMB million	RMB million	RMB million
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	—	21	(30)
Reclassification adjustments for amounts transferred to profit or loss:
- interest expense (Note 15)	—	21	(15)
Net deferred tax (debited)/ credited to other comprehensive income	—	(10)	11

	—	32	(34)

Equity investments measured at FVOCI:
Changes in fair value recognized during the year	142	(236)	(250)
Net deferred tax (debited)/credited to other comprehensive income	(35)	60	63

	107	(176)	(187)

Share of other comprehensive income of associates
Will not be reclassified to profit or loss	—	(2)	(2)
Are or may be reclassified subsequently to profit or loss	—	3	(3)

	—	1	(5)

Differences resulting from the translation of foreign currency financial statements	1	—	8

Other comprehensive income for the year	108	(143)	(218)